Investment Securities (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	$ 100	$ 15
Estimated Fair Value, 12 months or more	73	1,096
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	(2)
Gross Unrealized Losses, 12 months or more	(4)	(73)
U.S. States and Political Subdivisions Debt Securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	100	0
Estimated Fair Value, 12 months or more	73	1,094
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	0
Gross Unrealized Losses, 12 months or more	(4)	(72)
Corporate debt securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	15
Estimated Fair Value, 12 months or more	0	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(2)
Gross Unrealized Losses, 12 months or more	$ 0	$ (1)